SHORT-TERM BORROWINGS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
weighted average interest rates of short-term borrowings	4.20%	5.30%
Borrowings	¥ 1,774.9	¥ 372.5
Time deposit
Short-term Debt [Line Items]
Collateral amount	¥ 1,886.6	340.0
Financing receivables
Short-term Debt [Line Items]
Collateral amount		¥ 7.5